Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use operating lease assets	$ 72.8	$ 83.4
Operating lease liabilities	95.5	115.2
Non-operating expenses related to impairment charges on lease assets	$ (6.7)	$ (0.4)	$ (12.9)